Regulatory Matters - Summary of Risk-Based Capital Amounts and Ratios for S&T and S&T Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
S&T [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 494,986	$ 504,041
Total Capital (to Risk-Weighted Assets), Actual Ratio	14.36%	15.39%
Total Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Amount	275,684	262,029
Total Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets), To be Well Capitalized Amount	344,606	327,536
Total Capital (to Risk-Weighted Assets), To be Well Capitalized Ratio	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	426,234	392,506
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	12.37%	11.98%
Tier 1 Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Amount	137,842	131,015
Tier 1 Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Ratio	4.00%	4.00%
Tier 1 Capital (to Risk-Weighted Assets), To be Well Capitalized Amount	206,763	196,522
Tier 1 Capital (to Risk-Weighted Assets), To be Well Capitalized Ratio	6.00%	6.00%
Leverage Ratio, Actual Amount	426,234	392,506
Leverage Ratio, Actual Ratio	9.75%	9.31%
Leverage Ratio, Minimum Regulatory Capital Requirements Amount	174,824	168,563
Leverage Ratio, Minimum Regulatory Capital Requirements Ratio	4.00%	4.00%
Leverage Ratio, To be Well Capitalized Amount	218,530	210,704
Leverage Ratio, To be Well Capitalized Ratio	5.00%	5.00%
S&T Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets), Actual Amount	457,540	452,906
Total Capital (to Risk-Weighted Assets), Actual Ratio	13.35%	14.35%
Total Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Amount	274,257	252,489
Total Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets), To be Well Capitalized Amount	342,821	315,611
Total Capital (to Risk-Weighted Assets), To be Well Capitalized Ratio	10.00%	10.00%
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	389,584	343,331
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	11.36%	10.88%
Tier 1 Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Amount	137,128	126,244
Tier 1 Capital (to Risk-Weighted Assets), Minimum Regulatory Capital Requirements Ratio	4.00%	4.00%
Tier 1 Capital (to Risk-Weighted Assets), To be Well Capitalized Amount	205,693	189,366
Tier 1 Capital (to Risk-Weighted Assets), To be Well Capitalized Ratio	6.00%	6.00%
Leverage Ratio, Actual Amount	389,584	343,331
Leverage Ratio, Actual Ratio	8.95%	8.45%
Leverage Ratio, Minimum Regulatory Capital Requirements Amount	174,081	162,611
Leverage Ratio, Minimum Regulatory Capital Requirements Ratio	4.00%	4.00%
Leverage Ratio, To be Well Capitalized Amount	$ 217,601	$ 203,264
Leverage Ratio, To be Well Capitalized Ratio	5.00%	5.00%